Employee Severance Plan	12 Months Ended
Dec. 31, 2010
Employee Severance Plan
Employee Severance Plan
27.	Employee Severance Plan

Employees with one or more years of service are entitled to receive a lump-sum payment upon termination of their employment with the Company, based on their length of service and rates of pay at the time of termination (the "severance plan"). Under the Korean National Pension Fund Law, the Company was required to pay a certain percentage of employee severance benefits to the National Pension Fund prior to April 1999. Additionally, the Company contributes voluntarily a certain percentage of employee severance benefits to a severance insurance deposit account ("Severance Insurance Deposit") maintained for the benefit of employees at an insurance company. The Company has no additional liability once the amount has been contributed; thus the Company deducts contributions made to the National Pension Fund and the Severance Insurance Deposit from its accrued employee severance plan obligations. The compensation cost of employees' severance benefit is recognized based on the vested benefits to which the employees are entitled if they separate immediately.

Under limited circumstances, employees can withdraw their accumulated unpaid severance amounts before their termination of employment ("interim severance payment"). Severance plan payments include the amount for such withdrawal. Total interim severance payments made by the Company were (Won)14,078 million, (Won)409,605 million and (Won)159,944 million in 2008, 2009, and 2010, respectively.

In addition to regular termination benefits, the Company recognized special termination benefits of (Won)89,965 million, (Won)0 million and (Won)555,238 million to 402, nil and 3,244 employees, respectively, who accepted early retirement for the years ended December 31, 2008, 2009, and 2010, respectively.

The Company accrued severance benefits of (Won)173,348 million, (Won)154,716 million and (Won)156,102 million for the years ended December 31, 2008, 2009 and 2010, respectively.

The amounts contributed to the severance insurance deposit account were (Won)102,974 million (Won)157,032 million and (Won)119,951 million for the years ended December 31, 2008, 2009 and 2010, respectively.

Accrued employee severance plan obligations included in "Other liabilities" as of December 31 were as follows:

	2009	2010
(In millions of Korean won)
Balance at beginning of the year	849,414	593,054
Severance benefit	154,716	156,102
Plan payments	(411,076)	(244,373)

	593,054	504,783
Less: Balance of payments remaining with National Pension Fund and Severance Insurance Deposit	(417,067)	(366,553)

Balance at end of the year	175,987	138,230

The Company expects to pay the following future benefits to its employees upon their normal retirement age of 58:

(In millions of Korean won)
2011	2,522
2012	2,628
2013	2,665
2014	5,239
2015	23,626
2016 – 2020	263,467

The above amounts have been determined based on the employees' current salary rates and the number of service years that will be accumulated upon their retirement date. These amounts do not include amounts that might be paid to employees that will cease working with the Company before their normal retirement age.